Liquidity and Capital Resources (Details Narrative) (USD $)	1 Months Ended
	Nov. 06, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Working capital		$ 1,055,625	$ 3,975,324	$ 4,600,000
Cash on hand		2,541,743	4,498,237	4,900,000
Private placement proceeds	2,235,000
Private placement, per share price range	6.25-6.40
Common Stock Shares [Member]
Private placement proceeds	310,000
Private placement, shares issued	48,438
Private placement, per share price	$ 6.40
Series F Preferred Stock 2 [Member]
Private placement proceeds	925,000
Private placement, shares issued	148,000
Private placement, per share price	$ 6.25
Series F Preferred Stock 3 [Member]
Private placement proceeds	1,000,000
Private placement, shares issued	156,250
Private placement, per share price	$ 6.40
North South [Member]
Cash on hand		$ 2,684,363